UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1420 5th Avenue Suite 2625
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	May 9, 2012
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	30
					---------------------
						204953
					---------------------
					(thousands)


List of Other Included Managers:   NONE


 NAME OF ISSUER				CLASS	CUSIP         PRN AMT	SH_PRN  SH_PRN	PUT/   	VOTING 	AUTHORITY
											CALL	DISC	SOLE	NONE
1/100 Berkshire Htwy Cla             	Com	84990175	243	200	SH 		SOLE	200	0
A F L A C Inc                        	Com	1055102		6401	139204	SH 		SOLE	135690	3514
Abbott Laboratories                  	Com	2824100		6157	100458	SH 		SOLE	97900	2558
Accenture Ltd Cl A                   	Com	G1151C101       6189	95955	SH 		SOLE	93559	2396
Amgen Incorporated                   	Com	31162100	6330	93143	SH 		SOLE	90741	2402
Bank Of America Corp                 	Com	60505104	3684	385052	SH 		SOLE	375935	9117
Berkshire Hathaway Cl B              	Com	84670702	5803	71515	SH 		SOLE	69701	1814
Block H & R Incorporated             	Com	93671105	4781	290344	SH 		SOLE	283135	7209
Bristol-Myers Squibb Co              	Com	110122108	5531	163888	SH 		SOLE	159700	4188
Cabelas Inc                          	Com	126804301	9760	255858	SH 		SOLE	249338	6520
Comcast Cp New Cl A Spl              	Com	20030N200       5576	188974	SH 		SOLE	184120	4854
Disney Walt Co                       	Com	254687106	7429	169699	SH 		SOLE	165489	4210
Ebay Inc                             	Com	278642103	10903	295496	SH 		SOLE	288055	7441
Franklin Resources Inc               	Com	354613101	6670	53778	SH 		SOLE	52458	1320
Gannett Co Inc Del                   	Com	364730101	5941	387598	SH 		SOLE	377860	9738
Goldman Sachs Group Inc              	Com	38141G104       5090	40927	SH 		SOLE	39903	1024
Home Depot Inc                       	Com	437076102	7611	151291	SH 		SOLE	148183	3108
Johnson & Johnson                    	Com	478160104	3383	51303	SH 		SOLE	49978	1325
Mc Donalds Corp                      	Com	580135101	4363	44483	SH 		SOLE	43327	1156
Medtronic Inc                        	Com	585055106	4095	104505	SH 		SOLE	101838	2667
Merck & Co Inc                       	Com	58933y105       5708	148660	SH 		SOLE	144849	3811
Mylan Laboratories Inc               	Com	628530107	5654	241111	SH 		SOLE	234999	6112
Nordstrom Inc                        	Com	655664100	7378	132417	SH 		SOLE	129072	3345
Oakmark Intl Fd Class I              	Com	413838202	291	15078	SH 		SOLE	15078	0
Pfizer Incorporated                  	Com	717081103	5988	264436	SH 		SOLE	257701	6735
Smead Value Fd                       	Com	89833W774       2407	97801	SH 		SOLE	92619	5182
Smead Value Fd Inst Cl               	Com	89833W568       36855	1498789	SH 		SOLE	1443801	54988
Starbucks Corp                       	Com	855244109	10832	193812	SH 		SOLE	188985	4827
Walgreen Company                     	Com	931422109	5648	168655	SH 		SOLE	164362	4293
Wells Fargo & Co New                 	Com	949746101	8252	241736	SH 		SOLE	235589	6147
								204953


